Refund liabilities - Disclosure of development of refund liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Refund Liabilities [Abstract]
BALANCE AS AT JANUARY 1	€ 26,141	€ 39,941
Additions	4,649	4,013
Payments	0	(979)
Other releases	(1,117)	(18,922)
Revenue recognition	(9,985)	0
Interest expense capitalized	193	360
Exchange rate difference	(2,383)	1,728
BALANCE AS AT CLOSING DATE	17,498	26,141
Less non-current portion	(6,684)	(6,491)
CURRENT PORTION	€ 10,814	€ 19,650